COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			3 Months Ended	6 Months Ended
	Aug. 20, 2020	Jun. 26, 2020	Sep. 30, 2020	Dec. 31, 2020
Maximum number of demands for registration of securities			three	three demands
Deferred underwriting fee payable			$ 7,500,000	$ 7,500,000
Class B ordinary shares
Forfeiture of founder shares (in shares)	375,000
Forfeiture of founder shares			$ 0
Sponsor
Number of shares issued		5,750,000
Sponsor | Class B ordinary shares
Forfeiture of founder shares (in shares)	375,000
Forfeiture of founder shares	$ 0
Over-allotment
Number of shares issued	1,500,000
Underwriting discount per unit			$ 0.20	$ 0.20
Cash underwriting fees			$ 4,300,000	$ 4,300,000
Deferred fee per unit			$ 0.35	$ 0.35
Over-allotment | Class B ordinary shares
Number of shares issued	1,500,000
Initial Public Offering
Number of shares issued	21,500,000			1,500,000
Underwriting agreement options granted period				45 days